UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                as of November 30, 2018 (Unaudited)

DWS European Equity Fund

	Shares	Value ($)
Common Stocks 93.3%
Denmark 1.1%
Novo Nordisk AS ''B" (Cost $544,594)	10,744	499,677
Finland 3.4%
DNA Oyj	30,407	562,331
Fortum Oyj	48,346	1,008,254
(Cost $1,904,587)		1,570,585
France 19.7%
Air Liquide SA	7,618	923,279
Airbus SE	4,991	536,601
Alstom SA	29,245	1,286,099
Bureau Veritas SA	57,447	1,271,525
Capgemini SE	9,074	1,061,436
Danone SA	14,128	1,058,197
L'Oreal SA	2,500	590,587
LVMH Moet Hennessy Louis Vuitton SE	2,630	754,376
Pernod Ricard SA	3,302	528,826
SEB SA	3,911	561,319
Teleperformance	4,147	689,497
(Cost $8,756,564)		9,261,742
Germany 14.6%
Allianz SE (Registered)	2,631	557,561
Deutsche Boerse AG	9,174	1,175,143
E.ON SE	109,767	1,123,485
Puma SE	2,205	1,108,675
SAP SE	12,304	1,270,986
Siemens Healthineers AG 144A	11,642	505,519
Symrise AG	13,706	1,108,534
(Cost $6,657,597)		6,849,903
Ireland 2.0%
Smurfit Kappa Group PLC (Cost $1,073,886)	34,270	930,987
Italy 2.6%
Moncler SpA	14,114	461,965
Pirelli & C SpA 144A*	109,078	767,606
(Cost $1,066,849)		1,229,571
Netherlands 16.9%
ASML Holding NV	3,000	510,837
GrandVision NV 144A	28,737	648,490
Heineken NV	8,900	816,208
ING Groep NV	115,813	1,406,348
Koninklijke Philips NV	28,828	1,086,992
QIAGEN NV*	14,184	501,380
Royal Dutch Shell PLC "A"	39,133	1,182,983
Royal Dutch Shell PLC "B"	57,855	1,768,276
(Cost $7,462,816)		7,921,514
Norway 0.9%
Sbanken ASA 144A (Cost $446,007)	44,018	442,555
Portugal 1.7%
Galp Energia, SGPS, SA (Cost $770,798)	47,791	786,292
Spain 3.3%
Applus Services SA	80,304	966,941
Grifols SA	21,052	591,359
(Cost $1,568,382)		1,558,300
Sweden 3.2%
Alfa Laval AB	23,864	514,456
Swedbank AB "A"	41,822	973,217
(Cost $1,581,060)		1,487,673
Switzerland 17.2%
Julius Baer Group Ltd.*	19,101	769,814
Logitech International SA (Registered)	19,901	671,110
Lonza Group AG (Registered)*	2,468	803,091
Nestle SA (Registered)	24,708	2,105,736
Novartis AG (Registered)	15,230	1,389,371
Sika AG	6,796	843,238
Straumann Holding AG (Registered)	1,176	722,357
Swatch Group AG (Bearer)	2,479	737,971
(Cost $7,869,111)		8,042,688
United Kingdom 6.7%
Ashtead Group PLC	23,592	530,219
Diageo PLC	20,000	720,986
Prudential PLC	59,338	1,171,710
Rentokil Initial PLC	120,749	509,467
Subsea 7 SA	21,462	232,204
(Cost $3,094,062)		3,164,586
Total Common Stocks (Cost $42,796,313)		43,746,073
Cash Equivalents 5.9%
DWS Central Cash Management Government Fund, 2.24% (a) (Cost $2,797,722)	2,797,722	2,797,722
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $45,594,035)	99.2	46,543,795
Other Assets and Liabilities, Net	0.8	356,390
Net Assets	100.0	46,900,185

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended November 30, 2018 are as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
Securities Lending Collateral
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (a) (b)

—	—	—	—	—	3,704	—	—	—

Cash Equivalents 5.9%
DWS Central Cash Management Government Fund, 2.24% (a)
160,852	20,430,228	17,793,358	—	—	6,913	—	2,797,722	2,797,722
160,852	20,430,228	17,793,358	—	—	10,617	—	2,797,722	2,797,722

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Purchases and sales are not shown for securities lending collateral.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At November 30, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
Euro Stoxx 50 Index	EUR	12/21/2018	60	2,203,286	2,148,500	(54,786)

As of November 30, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	5,438,824	GBP	4,825,417	12/31/2018	(15,128)	Citigroup, Inc.

Currency Abbreviations
EUR	Euro
GBP	British Pound

At November 30, 2018 the DWS European Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents
Financials	6,496,348	15%
Health Care	6,099,746	14%
Consumer Staples	5,820,540	14%
Consumer Discretionary	5,729,899	13%
Industrials	5,615,308	12%
Energy	3,969,755	9%
Materials	3,806,038	9%
Information Technology	3,514,369	8%
Utilities	2,131,739	5%
Communication Services	562,331	1%
Total	43,746,073	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Denmark	$—	$499,677	$—	$499,677
Finland	—	1,570,585	—	1,570,585
France	—	9,261,742	—	9,261,742
Germany	—	6,849,903	—	6,849,903
Ireland	—	930,987	—	930,987
Italy	—	1,229,571	—	1,229,571
Netherlands	—	7,921,514	—	7,921,514
Norway	—	442,555	—	442,555
Portugal	—	786,292	—	786,292
Spain	—	1,558,300	—	1,558,300
Sweden	—	1,487,673	—	1,487,673
Switzerland	—	8,042,688	—	8,042,688
United Kingdom	—	3,164,586	—	3,164,586
Short-Term Investments	2,797,722	—	—	2,797,722
Total	$2,797,722	$43,746,073	$—	$46,543,795
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (c)
Futures Contracts	$(54,786)	$—	$—	$(54,786)
Forward Foreign Currency Exchange Contracts	—	(15,128)	—	(15,128)
Total	$(54,786)	$(15,128)	$—	$(69,914)

(c)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$ (54,786)	$ —
Foreign Currency Contracts	$ —	$ (15,128)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS European Equity Fund, a series of Deutsche DWS Global/International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	January 22, 2019